Brighthouse Retirement Account Annuity
Unallocated Group Variable Annuity
STATEMENT OF ADDITIONAL INFORMATION
Dated
April 28, 2025
For Variable Annuity Contracts
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 28, 2025. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, or by calling (833) 208-3018, by visiting https://dfinview.com/BHF/PUFT/BHF85 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/.
For Contracts currently receiving annuity payments: (i) general servicing requests and elections should be direct to Brighthouse Life Insurance Company, P.O. Box 4363, Clinton, IA 52733-4363, phone: (800) 882-1292, fax: (877) 246-8424; (ii) Death Claims should be directed to Brighthouse Life Insurance Company, P.O. Box 4364, Clinton, IA 52733-4364, phone: (800) 882-1292, fax: (877) 245-8163.
All other correspondence and requests should be directed to Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, phone: (833) 208-3018, fax: (877) 319-2495.
The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the “Contract(s)”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”).
Book 021 SAI

THE INSURANCE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, the Bahamas, Guam, Puerto Rico, the British Virgin Islands and the U.S. Virgin Islands. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. The Company was an indirect, wholly-owned subsidiary of MetLife, Inc. until August 4, 2017, when BHF became an independent, publicly-traded company following the completion of a separation transaction. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (“MetLife USA”). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (“MICC”), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (“MLAC”), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (“MLI USA”), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•MetLife Investors Insurance Company: MetLife Investors Insurance Company (“MLI”), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (“MLI-CA”), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established Brighthouse Separate Account Eleven for Variable Annuities (the “Separate Account”), which is a segregated account that holds the Contract’s assets that are invested in the Underlying Funds. The Board of Directors of our predecessor, MetLife Insurance Company of Connecticut (“MICC”), adopted a resolution to establish the Separate Account under Delaware insurance law on November 14, 2002. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the period January 1, 2022 through December 31, 2022 was $5,092,107, for the period January 1, 2023 through December 31, 2023 was $4,681,080, and for the period January 1, 2024 through December 31, 2024 was $4,435,568.
PRINCIPAL UNDERWRITER
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2024	$724,114,938	$0
2023	$665,088,655	$0
2022	$666,009,009	$0
The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms’ sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company’s products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company’s products.
The principal underwriter or the Company paid the following amounts during 2024. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2024 ranged from $95 to $14,506,319*. The amount of commissions paid to selected broker-dealer firms during 2024 ranged from $3,606 to $77,173,746. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2024 ranged from $3,606 to $91,680,065*.
*
For purposes of this calculation, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.
The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2024 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Atria Wealth Solutions
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, Inc.
Ameritas Investment Corp.
Arvest Investments, Inc.
Avantax Investment Services, Inc.
Benjamin F. Edwards & Company, Inc.
BNY Mellon Securities Corporation
Cadaret, Grant & Co., Inc.
Calton & Associates, Inc.
Cambridge Investment Research, Inc.
Capital Investment Brokerage, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisors LLC
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investments, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Commonwealth Financial Network
Concourse Financial Group Securities, Inc.
Copper Financial
CUSO Financial Services, L.P.
Equitable Advisors, LLC
Equity Services, Inc.
Fifth Third Securities, Inc.
First Citizens Investor Services, Inc.
First Heartland Capital, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities LLC
FSC Securities Corporation
Grove Point Investments, LLC
GWN Securities Inc.

Independent Financial Group, LLC
Infinex Investments, Inc.
Investacorp Inc.
Janney Montgomery Scott LLC
J.P. Morgan Securities LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
Lincoln Investment Planning, Inc.
Lion Street Financial, LLC
LPL Financial Corp. Affiliates
Merrill Lynch, Pierce, Fenner & Smith Inc
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
Navy Federal Brokerage Services LLC
NEXT Financial Group, Inc.
Oakwood Capital Securities, Inc.
OneAmerica Securities, Inc.
Oppenheimer & Co. Inc.
OSAIC Wealth, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
Raymond James & Associates, Inc.
RBC Wealth Management, LLC
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Stifel, Nicolaus & Company, Incorporated
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
Transamerica Financial Advisors, Inc.
Triad Advisors LLC
UBS Financial Services Inc.
U.S. Bancorp Advisors, LLC
U.S. Bancorp Investments, Inc.
USA Financial Securities Corporation
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
Western International Securities, Inc.
There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CALCULATION OF ANNUITY UNIT VALUE
The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
Legal or Regulatory Restrictions on Transactions
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time, We advertise the performance of various Funding Options of the Separate Account, including standardized and non-standardized performance. Performance may be calculated based upon historical performance of the Underlying Funds and may assume that the Funding Options were in existence prior to their inception dates. Any performance data that includes all or a portion of the time between the Underlying Fund inception date and the Funding Option inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Funding Option had been introduced as of the Underlying Fund inception date. After the inception date, actual accumulation unit or annuity unit data is used. Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Funding Options with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Morningstar, Inc. and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index.
Past performance is no guarantee of future results. Any illustration should not be relied on as a guarantee of future results.

TAXES
Non-Qualified Annuity Contracts
Diversification
In order for your non-qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.
We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under Federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs and Roth IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.
Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.

Comparison of Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Maximum Catch-up Contribution (ages 50-59 and 64+)	Maximum Catch-up Contribution (ages 60-63)
IRA	$7,000	$1,000	$1,000
401(k)	$23,500	$7,500	$11,250
SEP/401(a)	(Employer contributions only)
403(b) (TSA)	$23,500	$7,500	$11,250
Dollar limits are for 2025 and are subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the lesser of $70,000 and 100% of an employee’s compensation for 2025 (reduced by any employee elective contributions). If allowed by the plan, special catch-up provisions may increase the catch-up contribution limit starting in 2025 for participants in 401(k), 403(b), and governmental 457(b) plans who are age 60-63. Certain grandfathered SARSEP plans may also allow for employee contributions, catch-up contributions and, starting in 2025, enhanced catch-up contributions for employees aged 60-63. Consult a tax adviser and consult your plan administrator if you participate in one of these employer-sponsored retirement plans.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You:
1.
Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
2.
Make certain withdrawals under plans for which a qualified consent is required;
3.
Name someone other than the spouse as your beneficiary; or
4.
Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
SECURE 2.0 Act Considerations
As part of the Consolidated Appropriations Act, 2023, Congress passed the SECURE 2.0 Act of 2022 (the “Act”) which was signed into law on December 29, 2022. The Act includes many provisions updating the Code affecting employer sponsored qualified plans and IRAs, including provisions that become effective immediately and provisions which become effective in later years through 2033. For example, the Act includes provisions affecting required minimum distribution (RMD), certain contribution and other limits affecting IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for “early” distributions which may also provide for the ability to recontribute such early distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). This prospectus does not attempt to provide a complete discussion of the Act and its provisions. Individuals should consult with a qualified tax adviser.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities, and the financial statements of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements are incorporated by reference in reliance upon the reports of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-21262, filed by the Separate Account with the SEC on March 27, 2025.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.